Share-based Payments - Disclosure of number of other equity instruments (Details) - share	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
SOP
Disclosure of movement in the share-based payment liability [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares)	8,456,527	8,456,527
Number of share options forfeited in share-based payment arrangement (in shares)	(111,246)	(111,246)
Number of share options outstanding in share-based payment arrangement (in shares)	8,345,281	8,345,281
RSA
Disclosure of movement in the share-based payment liability [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	475,491	475,491
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(31,251)	(31,251)
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	444,240	444,240